J.P. MORGAN INSTITUTIONAL FUNDS
J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND
Supplement dated June 8, 1998 to the prospectus dated February 2, 1998 (Supersedes and replaces supplement dated March 2, 1998)

The Adviser has voluntarily agreed to extend the 0.10% expense limitation from 5/31/98 until 7/31/98. Accordingly, the Prospectus identified above is being amended:

1.  The following  supersedes and replaces "Annual Fund Operating  Expenses" and
    the  "Expense  Example"  under  "Investor   Expenses"  on  page  4  and  the
    corresponding footnote numbers 1 and 2 on page 5:

         Annual Fund Operating Expenses1(%)

         Management fees2
         (after expense reimbursement)............0.11
         Marketing (12b-1) fees...................None
         Other expenses2
         (after expense reimbursement)............None
         Total operating expenses2
         (after expense reimbursement)............0.11

         1The fund has a master/feeder structure as described on page 9. Due to the fund's blended expense limitation (as described in footnote 2), this table shows the fund's expenses and its share of master portfolio expenses for the current fiscal year ending 10/31/98, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.11%.

         2The total operating expenses for the fund is a blended expense limitation which requires various reimbursements through 10/31/98 (see "Management and Administration") and may not necessarily represent the actual amount incurred by a shareholder. Without reimbursement, the advisory fee, other expenses and total operating expenses are estimated to be 0.20%, 0.22% and 0.42%, respectively for the current fiscal year. There is no guarantee that reimbursement will continue beyond 2/28/99.

         Expense Example

         The example below uses the same assumptions as other fund prospectuses:
         $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

         Your cost($)
         1 Yr..................................$1
         3 Yrs.................................$6

2. The following supersedes and replaces the third paragraph under "Management and Administration" on page 9:

         The Advisor has voluntarily agreed to reimburse the fund so that total operating expenses will not exceed the following respective percentages of average net assets of the fund through the periods indicated below:

                  12/1/97 - 7/31/98                   0.10%
                  8/1/98  - 11/30/98                  0.15%
                  12/1/98 - 2/28/99                   0.20%

J.P. MORGAN INSTITUTIONAL FUNDS
J.P. MORGAN INSTITUTIONAL MONEY MARKET FUNDS (combined)
Supplement dated June 8, 1998 to the prospectus dated February 2, 1998 (Supersedes and replaces supplement dated March 2, 1998)

The Adviser has voluntarily agreed to extend the 0.10% expense limitation from 5/31/98 until 7/31/98. Accordingly, the Prospectus identified above is being amended:

1. The following supersedes and replaces "Annual Fund Operating Expenses" and the "Expense Example" under "Investor Expenses" on page 6 and the corresponding footnote numbers 1 and 2 on page 7:

         Annual Fund Operating Expenses1(%)

         Management fees2
         (after expense reimbursement)............0.11
         Marketing (12b-1) fees...................None
         Other expenses2
         (after expense reimbursement)............None
         Total operating expenses2
         (after expense reimbursement)............0.11

         1The fund has a master/feeder structure as described on page 15. Due to the fund's blended expense limitation (as described in footnote 2), this table shows the fund's expenses and its share of master portfolio expenses for the current fiscal year ending 10/31/98, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.11%.

         2The total operating expenses for the fund is a blended expense limitation which requires various reimbursements through 10/31/98 (see "Management and Administration") and may not necessarily represent the actual amount incurred by a shareholder. Without reimbursement, the advisory fee, other expenses and total operating expenses would have been 0.20%, 0.22% and 0.42%, respectively for the current fiscal year. There is no guarantee that reimbursement will continue beyond 2/28/99.

         Expense Example

         The example below uses the same assumptions as other fund prospectuses:
         $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

         Your cost($)
         1 Yr..................................$1
         3 Yrs.................................$6

2. The following supersedes and replaces the third paragraph under "Management and Administration" on page 15:

         The Advisor has voluntarily agreed to reimburse each fund so that total operating expenses will not exceed the following respective percentages of average net assets of the fund through the periods indicated below:

         Fund                          Expense Cap        Expiration Date
         Prime Money Market            0.20%              3/31/99
         Treasury Money Market         0.10%              12/1/97 - 7/31/98
                                       0.15%              8/1/98  - 11/30/98
                                       0.20%              12/1/98 - 2/28/99
         Federal Money Market          0.20%              2/28/99
         Tax Exempt Money Market       0.35%              12/31/98

J.P. MORGAN INSTITUTIONAL FUNDS
J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
Supplement dated June 8, 1998 to the prospectus dated February 2, 1998 Supersedes and replaces supplement dated March 2, 1998)

The Adviser has voluntarily agreed to extend the 0.35% expense limitation from 5/31/98 until 7/31/98. Accordingly, the Prospectus identified above is being amended:

1. The following supersedes and replaces "Annual Fund Operating Expenses" and the "Expense Example" under "Investor Expenses" on page 4 and the corresponding footnote numbers 1 and 2 on page 5:

         Annual Operating Expenses1(%)

         Management fees2
         (after expense reimbursement.............0.11
         Marketing (12b-1) fees...................None
         Other expenses2
         (after expense reimbursement)............None
         Service fees3............................0.25
         Total operating expenses2
         (after expense reimbursement)............0.36

         1The fund has a master/feeder structure as described on page 9. Due to the fund's blended expense limitation (as described in footnote 2), this table shows the fund's expenses and its share of master portfolio expenses for the current fiscal year ending 10/31/98, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.36%.

         2The total operating expenses for the fund is a blended expense limitation which requires various reimbursements through 10/31/98 (see "Management and Administration") and may not necessarily represent the actual amount incurred by a shareholder. Without reimbursement, the advisory fee, other expenses and total operating expenses are estimated to be 0.20%, 0.18% and 0.63%, respectively for the current fiscal year. There is no guarantee that reimbursement will continue beyond 2/28/99.

         Expense Example

         The example below uses the same assumptions as other fund prospectuses:
         $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

         Your cost($)
         1 Yr..................................$ 4
         3 Yrs.................................$14

2. The parenthetical at the end of the third paragraph under "Management and Administration" on page 9 is revised as follows:

  (0.20% where J.P. Morgan or an affiliate acts as a service organization)

3. The following supersedes and replaces the fourth paragraph under "Management and Administration" on page 9:

         The Advisor has voluntarily agreed to reimburse the fund so that total operating expenses will not exceed the following respective percentages of average net assets of the fund through the periods indicated below:

                  12/1/97 - 7/31/98                   0.35%
                  8/1/98  - 11/30/98                  0.40%
                  12/1/98 - 2/28/99                   0.45%

J.P. MORGAN INSTITUTIONAL FUNDS
J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUNDS (combined)
Supplement dated June 8, 1998 to the prospectus dated February 2, 1998 (Supersedes and replaces supplement dated March 2, 1998)

The Adviser has voluntarily agreed to extend the 0.35% expense limitation from 5/31/98 until 7/31/98. Accordingly, the Prospectus identified above is being amended:

1. The following supersedes and replaces "Annual Fund Operating Expenses" and the "Expense Example" under "Investor Expenses" on page 6 and the corresponding footnote numbers 1 and 2 on page 7:

         Annual Operating Expenses1(%)

         Management fees2
         (after expense reimbursement.............0.11
         Marketing (12b-1) fees...................None
         Other expenses2
         (after expense reimbursement)............None
         Service fees3............................0.25
         Total operating expenses2
         (after expense reimbursement)............0.36

         1The fund has a master/feeder structure as described on page 15. Due to the fund's blended expense limitation (as described in footnote 2), this table shows the fund's expenses and its share of master portfolio expenses for the current fiscal year ending 10/31/98, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.36%.

         2The total operating expenses for the fund is a blended expense limitation which requires various reimbursements through 10/31/98 (see "Management and Administration") and may not necessarily represent the actual amount incurred by a shareholder. Without reimbursement, the advisory fee, other expenses and total operating expenses are estimated to be 0.20%, 0.18% and 0.63%, respectively for the current fiscal year. There is no guarantee that reimbursement will continue beyond 2/28/99.

         Expense Example

         The example below uses the same assumptions as other fund prospectuses:
         $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

         Your cost($)
         1 Yr..................................$ 4
         3 Yrs.................................$14

2. The following is added after the second paragraph under "Management and Administration" on page 15:

         The funds have a service plan which allows each fund to pay service organizations up to 0.25% of the average net assets of the shares held in the name of the service organization (0.20% where J.P. Morgan or an affiliate acts as a service organization with respect to the Treasury Money Market Fund).

3. The third paragraph under "Management and Administration" on page 15 is replaced with the following:



         The Advisor has voluntarily agreed to reimburse each fund so that total operating expenses will not exceed the following respective percentages of average net assets of the fund through the periods indicated below:

         Fund                      Expense Cap         Expiration Date
         Service Prime
         Money Market                  0.45%            3/31/99
         Service Treasury
         Money Market                  0.35%            12/1/97 - 7/31/98
                                       0.40%            8/1/98  - 11/30/98
                                       0.45%            12/1/98 - 2/28/99
         Service Federal
         Money Market                  0.45%            2/28/99
         Service Tax Exempt
         Money Market                  0.60%            12/31/98